Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2013
Registrant Name	dei_EntityRegistrantName	VOYAGEUR MUTUAL FUNDS III
Central Index Key	dei_EntityCentralIndexKey	0000763749
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 25, 2013
Prospectus Date	rr_ProspectusDate	Aug. 28, 2013
Delaware Select Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Select Growth Fund (the “Fund”)
Supplement [Text Block]	vmf_SupplementTextBlock

VOYAGEUR MUTUAL FUNDS III

Delaware Select Growth Fund (the “Fund”)

Supplement to the Fund’s Summary and Statutory Prospectuses

dated August 28, 2013

The following replaces the information in the section entitled, “Fund summary – What are the principal risks of investing in the Fund? – Issuer concentration risk”.

Issuer concentration risk – The portfolio generally holds a limited number of securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

The following replaces the information in the section entitled, “How we manage the Fund – The risks of investing in the Fund – Issuer concentration risk”.

Issuer concentration risk

The portfolio generally holds a limited number of securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

How the Fund strives to manage it: We follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 25, 2013.